Equity Transactions (Tables)	6 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of Value of Warrants

Date	October 29, 2013	December 11, 2013	March 10, 2014	April 4, 2014	April 15, 2014	July 10, 2014	July 29, 2014
Warrants	250,000	250,000	83,334	83,334	1,000,000	700,000	700,000
Stock price on grant date	$0.30	$0.02	$0.02	$0.199	$0.252	$0.037	$0.037
Exercise price	$0.50	$0.50	$0.50	$0.50	$0.35	$0.15	$0.15
Expected life	1 year	1 year	1 year	1 year	3 year	3 year	3 year
Volatility	147%	64%	65%	113%	76%	119%	119%
Risk-free rate	0.12%	0.11%	0.13%	0.12%	0.84%	0.96%	0.98%
Calculated value	$10,473	$0	$0	$3,181	$104,416	$12,130	$12,102
Fair value allocation of proceeds	$7,381	$0	$0	$3,181	$104,416	$8,637	$8,992

Schedule of Warrant Activity
	Number of warrants	Weighted average exercise price
Outstanding, March 31, 2014	583,334	$0.50
Granted	2,483,334	0.24
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2014	3,066,668	$0.29

Schedule of Value of Options
Date	September 6, 2013	February 7, 2014	March 14, 2014	May 7, 2014	July 25, 2014
Options	41,003,280	1,500,000	5,000,000	3,500,000	750,000
Stock price grant date	$0.02	$0.02	$0.30	$0.12	$0.07
Exercise price	$0.0191984	$0.0191984	$0.30	$0.12	$0.06
Expected life	10.00	10.00	10.00	10.00	10.00
Volatility	76%	74%	74%	73%	88%
Risk-free rate	2.94%	2.71%	2.65%	2.56%	2.53%
Calculated value	$663,307	$23,825	$1,182,141	$315,772	$45,109

Schedule of Option Activity
	Number of options	Weighted average exercise price
Outstanding, March 31, 2014	47,503,280	$0.05
Granted	4,250,000	$0.11
Exercised	—	—
Expired	—	—
Outstanding, September 30, 2014	51,753,280	$0.05